MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND        TWO WORLD TRADE CENTER,
GROWTH SECURITIES                                 NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999

DEAR SHAREHOLDER:

The six-month period ended September 30, 1999 may have marked the beginning of a new period of outperformance by the international equity markets. After several years of strong returns from the U.S. stock market, events of the last six months suggest a change in leadership may be afoot. Not only have emerging markets performed well, but many developed markets in Europe and Asia have outperformed also. While the factors that drive the direction of stock prices are constantly changing, we remain optimistic about the favorable long-term prospects for the high-quality companies sought out by Morgan Stanley Dean Witter Global Dividend Growth Securities.

PERFORMANCE

For the six-month period ended September 30, 1999, the Fund's Class B shares posted a total return of 7.86 percent, compared with 3.39 percent for the Morgan Stanley Capital International World Index (MSCI World Index) and 5.82 percent for the Lipper Global Fund Index. During the same period, the Fund's Class A, C and D shares posted total returns of 8.13 percent, 7.69 percent and 8.32 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. (Total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

The Fund's emphasis on perceived high-quality industry leaders and its disciplined management style proved advantageous during this somewhat volatile period, as the Fund significantly outperformed both its benchmark index and Lipper peer group.

THE UNITED STATES

The U.S. equity market lagged other world markets in the last six months. The Standard & Poor's 500 Composite Stock Price Index (S&P 500) was up 0.37 percent compared to 7.18 percent for the MSCI

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999, CONTINUED

Europe, Australia and Far East (EAFE) index. As the world's largest economy, the U.S. continues to represent the largest portion of the Fund's portfolio, with 31 percent of the Fund's net assets targeted toward U.S. stocks. This represents a significant underweighting of the U.S. relative to its 50 percent weighting in the MSCI World Index. With U.S. equity valuations near all-time highs on most measures, we have taken the opportunity to sell some U.S. equity holdings, further reducing our U.S. exposure. This move has proved fortuitous in the last six months and we believe non-U.S. markets are likely to continue to perform better in the near future.

JAPAN

The Japanese equity market tops the list as the world's best-performing developed-country market in which the Fund was invested during the period under review. The MSCI Japan Index returned 24.7 percent in U.S. dollars, far exceeding most investors' expectations.

One year ago, we described the extreme level of pessimism evident among Japanese consumers and business people. Many measures of economic activity highlighted the severely depressed state of the Japanese economy and many observers warned of a deflationary spiral. We also wrote that during periods of extreme pessimism, opportunities exist to buy some of the world's greatest companies for very attractive prices. For the disciplined long-term investor willing to look through the haze of uncertainty, there were indeed exciting opportunities. Acting on this belief helped the Fund achieve its favorable performance results during the period under review, as it had 15.5 percent of its net assets targeted toward Japan at the end of September. This is slightly less than the 17 percent allocation toward Japan six months ago, but as that market has performed so strongly, the Fund realized significant profits by reducing its exposure.

It is becoming increasingly clear that Japan is well on its way toward economic improvement. The first two quarters of this fiscal year witnessed strong positive GDP growth and Japanese industrial production growth saw its largest monthly improvement in nearly 50 years. Reorganization of the country's banking system is clearly positive and we anticipate a significant upswing in corporate profits on better consumer demand and corporate restructuring efforts. Recent strength in the Japanese yen reinforces the need for further corporate restructuring.

Despite Japan's strong performance, the equity market remains 45 percent below its all-time high recorded nearly ten years ago. As the Japanese economy continues to improve, corporate profits recover and the pessimism subsides, we expect the stocks of Japan's highest quality companies to be driven higher by investors. The Fund is well positioned to benefit from such circumstances. Overall, we remain optimistic about the long-term prospects for the Fund's Japanese holdings.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999, CONTINUED

EUROPE

Once again, we believe Europe presents great opportunities for the disciplined long-term investor. After a period of relatively weak economic growth, signs are emerging that Europe's economy is poised for a takeoff. Anticipated strong corporate profits growth and a continuing benign inflation outlook should help drive many European stocks higher. Furthermore, merger activity in Europe is very strong, particularly in many of the large companies in which the Fund is invested, and increasingly involves cross-border partnerships. The arrival of Europe's single currency, the euro, on January 1, 1999, has facilitated many of these mergers. As Europe's economy gathers momentum relative to the United States, we expect the euro to appreciate versus the U.S. dollar, also favorable for U.S.-based investors in European equities. At period end the Fund had 25 percent of its net assets targeted toward the eleven countries that together form the eurozone, a four percent increase from six months earlier.

Other continental European markets where the Fund maintains exposure include Switzerland (6 percent) and Sweden (1.5 percent). The combination of low interest rates, strong corporate profits growth and attractive valuations should support Swiss equities in the near term. The Fund's Swedish exposure was recently reduced due to strong performance and better relative opportunities elsewhere.

The Fund had 14 percent of its net assets invested in the United Kingdom at the end of September, a 3 percent increase over six months earlier. Despite the recent hike in short-term interest rates by the Bank of England, inflation appears subdued and further rate increases are unlikely in the near term. We believe the long-term prospects for U.K. equities are quite favorable, supported by compelling valuations in many sectors and an improving corporate profit outlook. Recent additions to the Fund include Rolls Royce and Abbey National Bank.

PACIFIC RIM

Because of the Fund's risk considerations, Hong Kong is the only Southeast Asian market in which the Fund is currently invested. Most Asian stock markets have rebounded strongly from their depressed levels of one year ago, and Hong Kong stocks have not been an exception, advancing more than 15.6 percent over the last six months and more than 60 percent in the last twelve months. GDP growth in Hong Kong registered a 0.7 percent year-over-year gain in the second quarter of 1999 after declining in five consecutive quarters. Real estate prices have recovered, as has private consumption. The Fund had 1.7 percent of net assets in Hong Kong as of September 30, down from

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1999, CONTINUED

2.0 percent six months earlier. Much of Asia's recovery seems well discounted by current equity prices, but we are convinced that further strength in Asian economies and equity markets is forthcoming.

CANADA AND AUSTRALIA

Our continued exposure to the resource-oriented markets of Australia and Canada offers the potential for risk reduction through diversification as well as growth potential in economically stable countries. After a long period of declining commodity prices, the resurgence in global economic activity has driven prices of some commodities higher. If this increased global demand persists, companies that manufacture and process commodities and natural resources should benefit.

LOOKING AHEAD

We believe that as global economic growth accelerates and becomes more evenly distributed, the outlook for stocks of well-established large-capitalization international companies is favorable. We believe this is a very good time to participate in the global equity markets and we will remain sensitive to any developments that would necessitate a change to the Fund's country allocations and portfolio holdings.

We appreciate your ongoing support of Morgan Stanley Dean Witter Global Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]                                  [SIGNATURE]
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                        PRESIDENT

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND
GROWTH SECURITIES
FUND PERFORMANCE SEPTEMBER 30, 1999

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                   CLASS B SHARES+
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 9/30/99                             PERIOD ENDED 9/30/99
   -------------------------                        -------------------------
   1 Year                      26.39(1)  19.76(2)   1 Year                     25.67(1)    20.67(2)
   From Inception (7/28/97)     6.91(1)  4.29(2)    5 Years                    12.83(1)    12.58(2)
                                                    From Inception (6/30/93)   12.89(1)    12.89(2)

                 CLASS C SHARES++                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 9/30/99                               PERIOD ENDED 9/30/99
   -------------------------                          -------------------------
   1 Year                     25.48(1)    24.48(2)    1 Year                     26.78(1)
   From Inception (7/28/97)   6.11(1)     6.11(2)     From Inception (7/28/97)   7.17(1)

------------------------

 (1)Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2)Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
* The maximum front-end sales charge for Class A is 5.25%.
+ The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
++The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
# Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (98.2%)
            AUSTRALIA (1.7%)
            BUILDING MATERIALS
 5,000,000  Pioneer International Ltd...........................................................  $   12,354,562
                                                                                                  --------------
            CONTAINERS/PACKAGING
 1,868,000  Amcor Ltd...........................................................................       8,955,949
                                                                                                  --------------
            INTERNATIONAL BANKS
 2,000,000  Australia & New Zealand Banking Group Ltd...........................................      13,372,150
                                                                                                  --------------
            OIL & GAS PRODUCTION
 4,000,000  Santos Ltd..........................................................................      11,185,640
                                                                                                  --------------
            PRECIOUS METALS
17,000,000  Normandy Mining Ltd.................................................................      15,081,176
                                                                                                  --------------

            TOTAL AUSTRALIA.....................................................................      60,949,477
                                                                                                  --------------

            BELGIUM (0.7%)
            DIVERSIFIED FINANCIAL SERVICES
   770,000  Fortis (B Shares)...................................................................      25,157,147
                                                                                                  --------------

            CANADA (2.1%)
            ALUMINUM
   425,000  Alcan Aluminium Ltd.................................................................      13,350,027
                                                                                                  --------------
            INTERNATIONAL BANKS
   650,000  Toronto-Dominion Bank...............................................................      12,600,504
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
 1,000,000  EdperBrascan Corp. (Class A)........................................................      14,172,799
                                                                                                  --------------
            OIL & GAS
   800,000  Imperial Oil Ltd....................................................................      16,762,061
                                                                                                  --------------
            OIL/GAS TRANSMISSION
   720,000  Enbridge Inc........................................................................      15,576,451
                                                                                                  --------------
            TOTAL CANADA........................................................................      72,461,842
                                                                                                  --------------

            FRANCE (7.6%)
            AUTO PARTS: O.E.M.
     1,200  Valeo S.A...........................................................................          87,060
                                                                                                  --------------
            AUTOMOTIVE AFTERMARKET
   525,000  Compagnie Generale des Etablissements Michelin (B Shares)...........................      24,843,244
                                                                                                  --------------
            BUILDING MATERIALS
   243,216  Lafarge S.A.........................................................................      26,954,963
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            CONTAINERS/PACKAGING
   475,000  Compagnie Generale d'Industrie et de Participations.................................  $   22,314,925
                                                                                                  --------------
            DIVERSIFIED MANUFACTURING
   135,000  Compagnie de Saint-Gobain...........................................................      25,224,412
                                                                                                  --------------
            FARMING/SEEDS/MILLING
   180,000  Eridania Beghin-Say S.A.............................................................      21,870,767
                                                                                                  --------------
            HOTELS/RESORTS
       600  Accor S.A...........................................................................         140,232
                                                                                                  --------------
            INTEGRATED OIL COMPANIES
   145,000  Elf Aquitaine S.A...................................................................      25,389,906
                                                                                                  --------------
            INTERNATIONAL BANKS
   285,000  Banque Nationale de Paris...........................................................      22,806,873
                                                                                                  --------------
            MILITARY/GOV'T/TECHNICAL
     3,000  Thomson CSF.........................................................................         102,179
                                                                                                  --------------
            MULTI-LINE INSURANCE
   500,000  Assurances Generales de France......................................................      27,439,890
     1,400  AXA.................................................................................         177,580
                                                                                                  --------------
                                                                                                      27,617,470
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
    35,000  Societe Eurafrance S.A..............................................................      21,674,310
       840  Vivendi.............................................................................          59,148
                                                                                                  --------------
                                                                                                      21,733,458
                                                                                                  --------------
            OIL REFINING/MARKETING
   180,000  Total S.A. (B Shares)...............................................................      22,677,948
                                                                                                  --------------
            TELECOMMUNICATIONS EQUIPMENT
   175,000  Alcatel.............................................................................      24,178,066
                                                                                                  --------------

            TOTAL FRANCE........................................................................     265,941,503
                                                                                                  --------------

            GERMANY (7.9%)
            APPAREL
   165,000  Hugo Boss AG (Pref.)................................................................      20,629,566
                                                                                                  --------------
            DIVERSIFIED ELECTRONIC PRODUCTS
   325,000  Siemens AG (Registered Shares)......................................................      26,910,044
                                                                                                  --------------
            DIVERSIFIED MANUFACTURING
   730,000  MAN AG..............................................................................      22,057,614
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
   750,000  Bilfinger & Berger Bau AG...........................................................      17,136,585
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            INTERNATIONAL BANKS
   400,000  Deutsche Bank Aktiengesellschaft....................................................  $   26,841,978
                                                                                                  --------------
            MAJOR CHEMICALS
   530,000  BASF AG.............................................................................      22,635,240
   600,000  Bayer AG............................................................................      23,991,219
                                                                                                  --------------
                                                                                                      46,626,459
                                                                                                  --------------
            MOTOR VEHICLES
    17,108  Bayerische Motoren Werke (BMW) AG...................................................         484,055
   350,000  DaimlerChrylser AG..................................................................      24,178,066
                                                                                                  --------------
                                                                                                      24,662,121
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
   570,000  RWE AG..............................................................................      23,704,542
 1,100,000  Thyssen Krupp AG*...................................................................      22,138,760
   425,000  VEBA AG.............................................................................      23,346,595
                                                                                                  --------------
                                                                                                      69,189,897
                                                                                                  --------------
            SHOE MANUFACTURING
   273,800  Adidas-Salomon AG...................................................................      23,343,050
                                                                                                  --------------
            TOTAL GERMANY.......................................................................     277,397,314
                                                                                                  --------------

            HONG KONG (1.7%)
            MULTI-SECTOR COMPANIES
    11,000  Hutchison Whampoa, Ltd..............................................................         101,950
                                                                                                  --------------
            REAL ESTATE
 1,920,000  Cheung Kong (Holdings) Ltd..........................................................      16,003,089
 3,000,000  Henderson Land Development Co., Ltd.................................................      13,825,063
                                                                                                  --------------
                                                                                                      29,828,152
                                                                                                  --------------
            TELECOMMUNICATIONS
 7,250,000  Cable & Wireless HKT Ltd............................................................      15,818,691
                                                                                                  --------------
            UTILITIES
 3,200,000  CLP Holdings Ltd....................................................................      15,035,078
                                                                                                  --------------
            TOTAL HONG KONG.....................................................................      60,783,871
                                                                                                  --------------
            ITALY (2.8%)
            INTEGRATED OIL COMPANIES
 4,000,000  Ente Nazionale Idrocarburi SpA......................................................      25,155,012
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            INTERNATIONAL BANKS
    36,000  Banca Commerciale Italiana..........................................................  $      249,073
 1,800,000  Istituto Bancario San Paolo di Torino SpA*..........................................      23,446,692
                                                                                                  --------------
                                                                                                      23,695,765
                                                                                                  --------------
            SPECIALTY FOODS/CANDY
13,500,000  Montedison SpA......................................................................      26,521,668
                                                                                                  --------------
            TELECOMMUNICATIONS
 4,526,000  Telecom Italia SpA..................................................................      22,808,976
                                                                                                  --------------

            TOTAL ITALY.........................................................................      98,181,421
                                                                                                  --------------

            JAPAN (15.9%)
            AIR FREIGHT/DELIVERY SERVICES
 1,300,000  Yamato Transport Co., Ltd...........................................................      33,049,812
                                                                                                  --------------
            ALCOHOLIC BEVERAGES
 2,750,000  Kirin Brewery Co., Ltd..............................................................      32,953,477
                                                                                                  --------------
            AUTO PARTS: O.E.M.
     4,000  Bridgestone Corp....................................................................         112,030
                                                                                                  --------------
            CONSUMER ELECTRONICS/APPLIANCES
 2,200,000  Sharp Corp..........................................................................      35,274,436
   220,000  Sony Corp...........................................................................      32,896,617
                                                                                                  --------------
                                                                                                      68,171,053
                                                                                                  --------------
            DIVERSIFIED COMMERCIAL SERVICES
     2,000  Secom Co............................................................................         178,571
                                                                                                  --------------
            DIVERSIFIED ELECTRONIC PRODUCTS
   455,000  Kyocera Corp........................................................................      34,638,158
 1,500,000  Matsushita Electric Industrial Co., Ltd.............................................      31,931,391
 1,600,000  NEC Corp............................................................................      32,255,639
                                                                                                  --------------
                                                                                                      98,825,188
                                                                                                  --------------
            ELECTRICAL PRODUCTS
 3,250,000  Matsushita Electric Works, Ltd......................................................      33,935,620
                                                                                                  --------------
            ELECTRONIC COMPONENTS
   287,000  TDK Corp............................................................................      33,258,553
                                                                                                  --------------
            FINANCE COMPANIES
   250,000  Acom Co., Ltd.......................................................................      32,824,248
                                                                                                  --------------
            HOME BUILDING
 2,935,000  Sekisui House Ltd...................................................................      33,156,673
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
   640,000  Takeda Chemical Industries..........................................................      34,586,466
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            MOTOR VEHICLES
   750,000  Honda Motor Co......................................................................  $   31,437,970
   950,000  Toyota Motor Corp...................................................................      30,267,857
                                                                                                  --------------
                                                                                                      61,705,827
                                                                                                  --------------
            OTHER PHARMACEUTICALS
   770,000  Taisho Pharmaceutical Co., Ltd......................................................      32,421,053
                                                                                                  --------------
            RECREATIONAL PRODUCTS/TOYS
   200,000  Nintendo Co., Ltd...................................................................      31,917,293
                                                                                                  --------------
            SEMICONDUCTORS
     1,000  Rohm Co., Ltd.......................................................................         209,117
                                                                                                  --------------
            TOBACCO
     2,525  Japan Tobacco, Inc..................................................................      31,325,188
                                                                                                  --------------
            TOTAL JAPAN.........................................................................     558,630,169
                                                                                                  --------------
            NETHERLANDS (3.5%)
            AIRLINES
   915,000  KLM Royal Dutch Air Lines NV........................................................      23,886,318
                                                                                                  --------------
            BOOKS/MAGAZINES
     1,800  VNU NV..............................................................................          62,653
                                                                                                  --------------
            DIVERSIFIED ELECTRONIC PRODUCTS
   253,000  Koninklijke (Royal) Philips Electronics NV..........................................      25,527,105
                                                                                                  --------------
            DIVERSIFIED FINANCIAL SERVICES
     2,328  ING Groep NV........................................................................         126,766
                                                                                                  --------------
            FINANCIAL PUBLISHING/SERVICES
       496  Wolters Kluwer NV...................................................................          17,053
                                                                                                  --------------
            FOOD CHAINS
     3,437  Koninklijke Ahold NV................................................................         113,393
                                                                                                  --------------
            INTERNATIONAL BANKS
 1,060,000  ABN-AMRO Holding NV.................................................................      23,880,178
                                                                                                  --------------
            LIFE INSURANCE
       334  Aegon NV............................................................................          28,814
                                                                                                  --------------
            MAJOR CHEMICALS
     3,000  Akzo Nobel NV.......................................................................         127,483
                                                                                                  --------------
            OILFIELD SERVICES/EQUIPMENT
       148  Fugro NV............................................................................           4,930
                                                                                                  --------------
            SPECIALTY CHEMICALS
   600,000  DSM NV..............................................................................      23,863,095
                                                                                                  --------------
            TELECOMMUNICATIONS
   565,000  KPN NV..............................................................................      24,823,758
                                                                                                  --------------
            TOTAL NETHERLANDS...................................................................     122,461,546
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

            PORTUGAL (0.7%)
            TELECOMMUNICATIONS
   600,000  Portugal Telecom S.A. (Registered Shares)...........................................  $   25,035,430
                                                                                                  --------------

            SPAIN (1.4%)
            ELECTRIC UTILITIES
 1,600,000  Iberdrola S.A.......................................................................      23,779,814
                                                                                                  --------------
            FOOD CHAINS
     5,100  Centros Comerciales Pryca S.A.......................................................          95,837
                                                                                                  --------------
            INTERNATIONAL BANKS
   350,000  Banco Popular Espanol S.A...........................................................      24,234,121
                                                                                                  --------------
            TELECOMMUNICATIONS
    12,513  Telefonica S.A.*....................................................................         200,803
                                                                                                  --------------

            TOTAL SPAIN.........................................................................      48,310,575
                                                                                                  --------------

            SWEDEN (1.5%)
            CONSUMER ELECTRONICS/APPLIANCES
   670,000  Electrolux AB (Series B)............................................................      12,584,554
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
   360,000  Skanska AB (B Shares)...............................................................      13,479,505
                                                                                                  --------------
            INDUSTRIAL MACHINERY/COMPONENTS
   525,000  Sandvik AB (B Shares)...............................................................      14,437,065
                                                                                                  --------------
            INTERNATIONAL BANKS
 2,000,000  Nordbanken Holding AB...............................................................      11,294,302
                                                                                                  --------------
            TELECOMMUNICATIONS EQUIPMENT
     2,000  Ericsson (L.M.) Telephone Co. AB (Series 'B' Free)..................................          62,364
                                                                                                  --------------

            TOTAL SWEDEN........................................................................      51,857,790
                                                                                                  --------------

            SWITZERLAND (5.9%)
            INTERNATIONAL BANKS
   130,000  UBS AG (Registered Shares)..........................................................      36,735,921
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
    23,000  Novartis AG (Registered Shares).....................................................      34,202,686
        10  Roche Holdings AG...................................................................         116,006
                                                                                                  --------------
                                                                                                      34,318,692
                                                                                                  --------------
            OTHER TELECOMMUNICATIONS
   115,000  Swisscom AG (Registered Shares)*....................................................      35,954,306
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            PACKAGED FOODS
    17,000  Nestle S.A. (Registered Shares).....................................................  $   32,026,187
                                                                                                  --------------
            PROPERTY - CASUALTY INSURERS
    17,000  Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)..................      34,013,628
                                                                                                  --------------
            TOBACCO
    17,000  Compagnie Financiere Richemont AG (Series A)........................................      34,501,971
                                                                                                  --------------
            TOTAL SWITZERLAND...................................................................     207,550,705
                                                                                                  --------------

            UNITED KINGDOM (14.1%)
            AEROSPACE
    15,984  British Aerospace PLC...............................................................         105,311
 7,000,000  Rolls-Royce PLC.....................................................................      24,284,090
                                                                                                  --------------
                                                                                                      24,389,401
                                                                                                  --------------
            AIRLINES
 4,500,000  British Airways PLC.................................................................      25,259,404
                                                                                                  --------------
            ALCOHOLIC BEVERAGES
 1,925,000  Bass PLC............................................................................      23,211,039
                                                                                                  --------------
            BUILDING MATERIALS
 3,200,000  Hanson PLC..........................................................................      24,651,994
                                                                                                  --------------
            CLOTHING/SHOE/ACCESSORY STORES
 2,450,000  Next PLC............................................................................      24,681,623
                                                                                                  --------------
            DIVERSIFIED FINANCIAL SERVICES
 1,417,178  Abbey National PLC..................................................................      25,147,764
 1,350,000  HSBC Holdings PLC...................................................................      15,379,417
   156,000  HSBC Holdings PLC (New).............................................................       1,787,270
                                                                                                  --------------
                                                                                                      42,314,451
                                                                                                  --------------
            ENVIRONMENTAL SERVICES
 7,300,000  Cookson Group PLC...................................................................      24,633,886
                                                                                                  --------------
            INTEGRATED OIL COMPANIES
    17,300  Shell Transport & Trading Co. PLC...................................................         129,288
                                                                                                  --------------
            INTERNATIONAL BANKS
 1,150,000  National Westminster Bank PLC.......................................................      26,805,092
 1,250,000  Royal Bank of Scotland Group PLC....................................................      26,810,854
                                                                                                  --------------
                                                                                                      53,615,946
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            MAJOR PHARMACEUTICALS
     8,286  Glaxo Wellcome PLC..................................................................  $      216,051
                                                                                                  --------------
            MOVIES/ENTERTAINMENT
 6,500,000  Rank Group PLC......................................................................      22,924,000
                                                                                                  --------------
            MULTI-LINE INSURANCE
     5,700  CGU PLC.............................................................................          87,963
     9,756  Royal & Sun Alliance Insurance Group PLC............................................          76,924
                                                                                                  --------------
                                                                                                         164,887
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
     6,000  General Electric Co. PLC............................................................          57,581
     9,302  Tomkins PLC.........................................................................          38,931
                                                                                                  --------------
                                                                                                          96,512
                                                                                                  --------------
            NON-U.S. UTILITIES
 3,420,000  National Power PLC..................................................................      26,656,450
 2,800,000  PowerGen PLC........................................................................      28,507,160
 2,200,000  United Utilities PLC................................................................      24,064,336
                                                                                                  --------------
                                                                                                      79,227,946
                                                                                                  --------------
            OTHER METALS/MINERALS
 1,375,000  Rio Tinto PLC.......................................................................      23,833,470
                                                                                                  --------------
            PACKAGE GOODS/COSMETICS
     7,000  Reckitt & Colman PLC................................................................          86,881
                                                                                                  --------------
            PAPER
 6,890,000  Arjo Wiggins Appleton PLC...........................................................      22,428,071
                                                                                                  --------------
            STEEL/IRON ORE
 9,500,000  British Steel PLC*..................................................................      24,121,538
                                                                                                  --------------
            TELECOMMUNICATIONS
    10,000  British Telecommunications PLC......................................................         151,359
                                                                                                  --------------
            TOBACCO
 3,000,000  British American Tobacco PLC........................................................      25,728,543
                                                                                                  --------------
            WATER SUPPLY
 2,750,000  Hyder PLC...........................................................................      24,489,853
 1,350,000  Hyder PLC (Pref.)*..................................................................       2,200,013
 1,800,000  Severn Trent PLC....................................................................      26,933,488
                                                                                                  --------------
                                                                                                      53,623,354
                                                                                                  --------------

            TOTAL UNITED KINGDOM................................................................     495,489,644
                                                                                                  --------------

            UNITED STATES (30.7%)
            AEROSPACE
   590,000  Northrop Grumman Corp...............................................................      37,501,875
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            ALUMINUM
   590,000  Alcoa, Inc..........................................................................  $   36,616,875
                                                                                                  --------------
            AUTOMOTIVE AFTERMARKET
   800,000  Goodyear Tire & Rubber Co...........................................................      38,500,000
                                                                                                  --------------
            BEVERAGES - NON-ALCOHOLIC
     3,700  PepsiCo, Inc........................................................................         111,925
                                                                                                  --------------
            CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
   975,000  Deere & Co..........................................................................      37,720,312
                                                                                                  --------------
            CONTAINERS/PACKAGING
 1,550,000  Crown Cork & Seal Co., Inc..........................................................      37,587,500
                                                                                                  --------------
            DEPARTMENT STORES
 1,250,000  Sears, Roebuck & Co.................................................................      39,218,750
                                                                                                  --------------
            DISCOUNT CHAINS
   690,000  Dayton Hudson Corp..................................................................      41,443,125
                                                                                                  --------------
            DIVERSIFIED MANUFACTURING
   415,000  Minnesota Mining & Manufacturing Co.................................................      39,865,937
                                                                                                  --------------
            ELECTRIC UTILITIES
   750,000  FPL Group, Inc......................................................................      37,781,250
 1,150,000  GPU, Inc............................................................................      37,518,750
                                                                                                  --------------
                                                                                                      75,300,000
                                                                                                  --------------
            ELECTRONIC DATA PROCESSING
     2,300  Hewlett-Packard Co..................................................................         211,600
   310,000  International Business Machines Corp................................................      37,626,250
                                                                                                  --------------
                                                                                                      37,837,850
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
 1,000,000  Fluor Corp..........................................................................      40,250,000
                                                                                                  --------------
            FINANCE COMPANIES
 1,100,000  Associates First Capital Corp. (Class A)............................................      39,600,000
     2,500  Fannie Mae..........................................................................         156,719
                                                                                                  --------------
                                                                                                      39,756,719
                                                                                                  --------------
            FOOD CHAINS
   910,000  Albertson's, Inc....................................................................      36,001,875
                                                                                                  --------------
            INTEGRATED OIL COMPANIES
   420,000  Chevron Corp........................................................................      37,275,000
                                                                                                  --------------
            LIFE INSURANCE
 1,850,000  Conseco, Inc........................................................................      35,728,125
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            MAJOR BANKS
   650,000  Bank of America Corp................................................................  $   36,196,875
 1,450,000  KeyCorp.............................................................................      37,428,125
                                                                                                  --------------
                                                                                                      73,625,000
                                                                                                  --------------
            MAJOR CHEMICALS
   330,000  Dow Chemical Co.....................................................................      37,496,250
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
   585,000  Bristol-Myers Squibb Co.............................................................      39,487,500
                                                                                                  --------------
            MID-SIZED BANKS
     4,600  First Tennessee National Corp.......................................................         129,375
                                                                                                  --------------
            MOTOR VEHICLES
   800,000  Ford Motor Co.......................................................................      40,150,000
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
 2,250,000  Tenneco, Inc........................................................................      38,250,000
                                                                                                  --------------
            NATURAL GAS
   650,000  Consolidated Natural Gas Co.........................................................      40,543,750
                                                                                                  --------------
            OIL REFINING/MARKETING
 1,050,000  Ashland, Inc........................................................................      35,306,250
                                                                                                  --------------
            OTHER METALS/MINERALS
   700,000  Phelps Dodge Corp...................................................................      38,543,750
                                                                                                  --------------
            OTHER SPECIALTY STORES
     5,700  Pep Boys-Manny, Moe & Jack..........................................................          84,788
                                                                                                  --------------
            PAPER
   800,000  International Paper Co..............................................................      38,450,000
                                                                                                  --------------
            PHOTOGRAPHIC PRODUCTS
   550,000  Eastman Kodak Co....................................................................      41,490,625
                                                                                                  --------------
            SAVINGS & LOAN ASSOCIATIONS
    59,364  Washington Mutual, Inc..............................................................       1,736,397
                                                                                                  --------------
            SEMICONDUCTORS
     3,600  Intel Corp..........................................................................         267,525
                                                                                                  --------------
            SPECIALTY STEELS
     2,800  Nucor Corp..........................................................................         133,350
                                                                                                  --------------
            TOBACCO
 1,060,000  Philip Morris Companies, Inc........................................................      36,238,750
                                                                                                  --------------

            TOTAL UNITED STATES.................................................................   1,072,649,178
                                                                                                  --------------

            TOTAL COMMON AND PREFERRED STOCKS
            (IDENTIFIED COST $3,061,082,136)....................................................   3,442,857,612
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (2.6%)
            U.S. GOVERNMENT AGENCY
$   92,500  Federal Home Loan Mortgage Corp. 5.20% due 10/01/99 (AMORTIZED COST
              $92,500,000)...............................................................         $   92,500,000
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $3,153,582,136) (B)....................................................  100.8%    3,535,357,612
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..........................................   (0.8)      (28,800,361)
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 3,506,557,251
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $589,314,083 and the aggregate gross unrealized depreciation is $207,538,607, resulting in net unrealized appreciation of $381,775,476.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 1999:

                                                       UNREALIZED
    CONTRACTS TO              IN          DELIVERY    APPRECIATION
       DELIVER           EXCHANGE FOR       DATE     (DEPRECIATION)
-------------------------------------------------------------------
   $    3,083,325        AUD 4,715,286    10/01/99      $(7,544 )
   $   13,642,451       GBP  8,284,671    10/01/99       (5,054 )
   $    3,138,070       JPY 334,361,399   10/01/99        4,424
   $    2,974,261       GBP  1,801,709    10/04/99       (8,468 )
   $    2,297,274       GBP  1,395,671    10/04/99          140
  EUR   2,717,850       $    2,881,818    10/05/99      (20,031 )
   $    2,618,906       GBP  1,591,073    10/05/99          159
   $      292,918       JPY 31,120,750    10/05/99         (429 )
   $    4,183,948       GBP  2,539,882    10/06/99       (3,048 )
  EUR   2,295,746       $    2,419,602    10/29/99      (31,567 )
                                                        --------
      Net unrealized depreciation.................      $(71,418)
                                                        ========

CURRENCY ABBREVIATIONS:

AUD  Australian Dollar.
GBP  British Pound.
EUR  Euro.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace.......................................................................  $   61,891,276      1.8%
Air Freight/Delivery Services...................................................      33,049,812      1.0
Airlines........................................................................      49,145,722      1.4
Alcoholic Beverages.............................................................      56,164,516      1.6
Aluminum........................................................................      49,966,902      1.4
Apparel.........................................................................      20,629,566      0.6
Auto Parts: O.E.M...............................................................         199,090      0.0
Automotive Aftermarket..........................................................      63,343,244      1.8
Beverages - Non-Alcoholic.......................................................         111,925      0.0
Books/Magazines.................................................................          62,653      0.0
Building Materials..............................................................      63,961,518      1.8
Clothing/Shoe/Accessory Stores..................................................      24,681,623      0.7
Construction/Agricultural Equipment/Trucks......................................      37,720,313      1.1
Consumer Electronics/Appliances.................................................      80,755,606      2.3
Containers/Packaging............................................................      68,858,373      2.0
Department Stores...............................................................      39,218,750      1.1
Discount Chains.................................................................      41,443,125      1.2
Diversified Commercial Services.................................................         178,571      0.0
Diversified Electronic Products.................................................     151,262,337      4.3
Diversified Financial Services..................................................      67,598,364      1.9
Diversified Manufacturing.......................................................      87,147,964      2.5
Electric Utilities..............................................................      99,079,814      2.8
Electrical Products.............................................................      33,935,620      1.0
Electronic Components...........................................................      33,258,553      1.0
Electronic Data Processing......................................................      37,837,850      1.1
Engineering & Construction......................................................      70,866,090      2.0
Environmental Services..........................................................      24,633,887      0.7
Farming/Seeds/Milling...........................................................      21,870,767      0.6
Finance Companies...............................................................      72,580,967      2.1
Financial Publishing/Services...................................................          17,052      0.0
Food Chains.....................................................................      36,211,105      1.0
Home Building...................................................................      33,156,673      0.9
Hotels/Resorts..................................................................         140,232      0.0
Industrial Machinery/Components.................................................      14,437,065      0.4
Integrated Oil Companies........................................................      87,949,206      2.5
International Banks.............................................................     249,077,739      7.1
Life Insurance..................................................................      35,756,939      1.0
Major Banks.....................................................................      73,625,000      2.1
Major Chemicals.................................................................      84,250,192      2.4
Major Pharmaceuticals...........................................................     108,608,709      3.1
                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Mid-Sized Banks.................................................................  $      129,375      0.0%
Military/Gov't/Technical........................................................         102,179      0.0
Motor Vehicles..................................................................     126,517,948      3.6
Movies/Entertainment............................................................      22,924,000      0.7
Multi-Line Insurance............................................................      27,782,358      0.8
Multi-Sector Companies..........................................................     143,544,616      4.1
Natural Gas.....................................................................      40,543,750      1.2
Non-U.S. Utilities..............................................................      79,227,945      2.3
Oil & Gas.......................................................................      16,762,061      0.5
Oil & Gas Production............................................................      11,185,640      0.3
Oil Refining/Marketing..........................................................      57,984,198      1.7
Oil/Gas Transmission............................................................      15,576,451      0.4
Oilfield Services/Equipment                                                                4,930      0.0
Other Metals/Minerals...........................................................      62,377,220      1.8
Other Pharmaceuticals...........................................................      32,421,053      0.9
Other Specialty Stores..........................................................          84,788      0.0
Other Telecommunications........................................................      35,954,306      1.0
Package Goods/Cosmetics.........................................................          86,881      0.0
Packaged Foods..................................................................      32,026,187      0.9
Paper...........................................................................      60,878,071      1.7
Photographic Products...........................................................      41,490,625      1.2
Precious Metals.................................................................      15,081,176      0.4
Property-Casualty Insurers......................................................      34,013,628      1.0
Real Estate.....................................................................      29,828,152      0.9
Recreational Products/Toys                                                            31,917,293      0.9
Savings & Loan Associations.....................................................       1,736,397      0.0
Semiconductors..................................................................         476,642      0.0
Shoe Manufacturing..............................................................      23,343,050      0.7
Specialty Chemicals.............................................................      23,863,095      0.7
Specialty Foods/Candy...........................................................      26,521,668      0.8
Specialty Steels................................................................         133,350      0.0
Steel/Iron Ore..................................................................      24,121,538      0.7
Telecommunications..............................................................      88,839,016      2.5
Telecommunications Equipment....................................................      24,240,431      0.7
Tobacco.........................................................................     127,794,452      3.6
U.S. Government Agency..........................................................      92,500,000      2.6
Utilities.......................................................................      15,035,078      0.4
Water Supply....................................................................      53,623,354      1.5
                                                                                  --------------    -----
                                                                                  $3,535,357,612    100.8%
                                                                                  --------------    -----
                                                                                  --------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $3,420,028,033     97.5%
Preferred Stocks................................................................      22,829,579      0.7
Short-Term Investment...........................................................      92,500,000      2.6
                                                                                  --------------    -----
                                                                                  $3,535,357,612    100.8%
                                                                                  --------------    -----
                                                                                  --------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $3,153,582,136)..........................................................  $3,535,357,612
Cash........................................................................................         719,919
Receivable for:
    Investments sold........................................................................       9,834,596
    Dividends...............................................................................       7,333,639
    Foreign withholding taxes reclaimed.....................................................       3,519,417
    Shares of beneficial interest sold......................................................       3,008,324
Prepaid expenses and other assets...........................................................         281,048
                                                                                              --------------
     TOTAL ASSETS...........................................................................   3,560,054,555
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      43,393,424
    Shares of beneficial interest repurchased...............................................       4,967,888
    Plan of distribution fee................................................................       2,473,125
    Investment management fee...............................................................       2,078,703
Accrued expenses and other payables.........................................................         584,164
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      53,497,304
                                                                                              --------------
     NET ASSETS.............................................................................  $3,506,557,251
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,927,029,759
Net unrealized appreciation.................................................................     382,026,853
Accumulated undistributed net investment income.............................................      13,897,375
Accumulated undistributed net realized gains................................................     183,603,264
                                                                                              --------------
     NET ASSETS.............................................................................  $3,506,557,251
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................  $   44,333,499
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       3,235,555
     NET ASSET VALUE PER SHARE..............................................................          $13.70
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $14.46
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $3,375,452,946
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     246,789,691
     NET ASSET VALUE PER SHARE..............................................................          $13.68
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................  $   17,406,432
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,276,689
     NET ASSET VALUE PER SHARE..............................................................          $13.63
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................  $   69,364,374
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       5,052,724
     NET ASSET VALUE PER SHARE..............................................................          $13.73
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $4,676,516 foreign withholding tax).........................................  $ 50,949,169
Interest......................................................................................     1,682,260
                                                                                                ------------

     TOTAL INCOME.............................................................................    52,631,429
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        49,825
Plan of distribution fee (Class B shares).....................................................    14,950,068
Plan of distribution fee (Class C shares).....................................................        80,073
Investment management fee.....................................................................    12,849,296
Transfer agent fees and expenses..............................................................     2,269,291
Custodian fees................................................................................       891,828
Shareholder reports and notices...............................................................       175,169
Registration fees.............................................................................        72,393
Professional fees.............................................................................        45,961
Trustees' fees and expenses...................................................................        17,483
Other.........................................................................................        37,314
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    31,438,701
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    21,192,728
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............................................................................   237,679,302
    Foreign exchange transactions.............................................................      (268,872)
                                                                                                ------------

     NET GAIN.................................................................................   237,410,430
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................    12,375,670
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................       393,547
                                                                                                ------------

     NET APPRECIATION.........................................................................    12,769,217
                                                                                                ------------

     NET GAIN.................................................................................   250,179,647
                                                                                                ------------

NET INCREASE..................................................................................  $271,372,375
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX          FOR THE YEAR
                                                                      MONTHS ENDED              ENDED
                                                                    SEPTEMBER 30, 1999     MARCH 31, 1999
------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.............................................     $   21,192,728       $   27,365,164
Net realized gain.................................................        237,410,430          245,536,463
Net change in unrealized appreciation.............................         12,769,217         (291,737,731)
                                                                       --------------       --------------

     NET INCREASE.................................................        271,372,375          (18,836,104)
                                                                       --------------       --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares................................................           (287,096)            (261,174)
    Class B shares................................................        (17,429,259)         (18,635,895)
    Class C shares................................................            (85,811)             (56,045)
    Class D shares................................................           (495,600)            (571,271)
Net realized gain
     Class A shares...............................................         (1,430,531)          (1,843,310)
     Class B shares...............................................       (118,572,159)        (316,814,401)
     Class C shares...............................................           (537,370)          (1,049,978)
     Class D shares...............................................         (2,353,453)          (3,084,811)
                                                                       --------------       --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS............................       (141,191,279)        (342,316,885)
                                                                       --------------       --------------
Net decrease from transactions in shares of beneficial interest...        (78,562,335)         (38,312,266)
                                                                       --------------       --------------

     NET INCREASE (DECREASE)......................................         51,618,761         (399,465,255)

NET ASSETS:
Beginning of period...............................................      3,454,938,490        3,854,403,745
                                                                       --------------       --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $13,897,375
    AND $11,002,413, RESPECTIVELY)................................     $3,506,557,251       $3,454,938,490
                                                                       ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American, or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding
$4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $64,953,906 at September 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended
September 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $64, $1,813,110 and $2,807, respectively and received $38,257 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1999 aggregated $806,369,334 and $1,018,272,434, respectively.

For the six months ended September 30, 1999, the Fund incurred $28,347 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended September 30, 1999, the Fund incurred brokerage commissions of $555,445 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At September 30, 1999, included in the Fund's receivable for investments sold were unsettled trades with Morgan Stanley & Co., Inc. for $2,419,602.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

the last five years of service. Aggregate pension costs for the six months ended September 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $11,483. At September 30, 1999, the Fund had an accrued pension liability of $65,635 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                      FOR THE YEAR
                                                           MONTHS ENDED                          ENDED
                                                        SEPTEMBER 30, 1999                  MARCH 31, 1999
                                                    ---------------------------      -----------------------------
                                                            (UNAUDITED)
                                                      SHARES         AMOUNT            SHARES          AMOUNT
                                                    -----------   -------------      -----------   ---------------
CLASS A SHARES
Sold..............................................    1,648,341   $  23,441,081        2,445,885   $    31,514,500
Reinvestment of dividends and distributions.......      115,628       1,609,547          151,674         1,988,984
Shares issued in connection with the acquisition
 of Dean Witter World Wide Investment Trust.......      --             --                 60,400           813,198
Redeemed..........................................   (1,230,885)    (17,577,002)        (858,155)      (11,314,041)
                                                    -----------   -------------      -----------   ---------------
Net increase - Class A............................      533,084       7,473,626        1,799,804        23,002,641
                                                    -----------   -------------      -----------   ---------------

CLASS B SHARES
Sold..............................................    9,676,385     136,286,774       21,502,359       286,062,777
Reinvestment of dividends and distributions.......    9,056,592     126,067,754       23,576,064       312,457,447
Shares issued in connection with the acquisition
 of Dean Witter World Wide Investment Trust.......      --             --             21,617,480       291,123,803
Redeemed..........................................  (25,322,110)   (355,782,364)     (77,262,606)   (1,000,267,017)
                                                    -----------   -------------      -----------   ---------------
Net decrease - Class B............................   (6,589,133)    (93,427,836)     (10,566,703)     (110,622,991)
                                                    -----------   -------------      -----------   ---------------

CLASS C SHARES
Sold..............................................      326,389       4,588,247          580,330         7,763,468
Reinvestment of dividends and distributions.......       42,758         593,483           78,973         1,043,840
Shares issued in connection with the acquisition
 of Dean Witter World Wide Investment Trust.......      --             --                  5,717            76,885
Redeemed..........................................     (130,202)     (1,816,605)        (300,803)       (3,913,266)
                                                    -----------   -------------      -----------   ---------------
Net increase - Class C............................      238,945       3,365,125          364,217         4,970,927
                                                    -----------   -------------      -----------   ---------------

CLASS D SHARES
Sold..............................................    1,185,999      16,800,350        1,733,498        22,835,792
Reinvestment of dividends and distributions.......      201,921       2,814,782          275,791         3,602,567
Shares issued in connection with the acquisition
 of Dean Witter World Wide Investment Trust.......      --             --              2,083,617        28,062,611
Shares issued in connection with the acquisition
 of Dean Witter Retirement Series - Global Equity
 Series...........................................      --             --              1,324,733        15,658,117
Redeemed..........................................   (1,104,288)    (15,588,382)      (2,035,926)      (25,821,930)
                                                    -----------   -------------      -----------   ---------------
Net increase - Class D............................      283,632       4,026,750        3,381,713        44,337,157
                                                    -----------   -------------      -----------   ---------------
Net decrease in Fund..............................   (5,533,472)  $ (78,562,335)      (5,020,969)  $   (38,312,266)
                                                    ===========   =============      ===========   ===============

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

As of March 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 1999, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

8. ACQUISITION OF DEAN WITTER WORLD WIDE INVESTMENT TRUST AND DEAN WITTER RETIREMENT SERIES -- GLOBAL EQUITY SERIES

As of the close of business on June 5, 1998, the Fund acquired all the net assets of Dean Witter World Wide Investment Trust ("World Wide") pursuant to a plan of reorganization approved by the shareholders of World Wide on May 21, 1998. The acquisition was accomplished by a tax-free exchange of 60,400 Class A shares of the Fund at a net asset value of $13.46 per share for 45,643 Class A shares of World Wide; 21,617,480 Class B shares of the Fund at a net asset value of $13.47 per share for 16,154,443 Class B shares of World Wide; 5,717 Class C shares of the Fund at a net asset value $13.45 per share for 4,847 Class C shares of World Wide; and 2,083,617 Class D shares of the Fund at a net asset value of $13.47 per share for 1,553,200 Class D shares of World Wide. The net assets of the Fund and World Wide immediately before the acquisition were $3,752,602,041 and $320,076,496, respectively, including unrealized appreciation of $62,462,147 for World Wide. Immediately after the acquisition, the combined net assets of the Fund amounted to $4,072,678,537.

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Global Equity Series ("Retirement Global Equity") pursuant to a plan of reorganization approved by shareholders of Retirement Global Equity on August 19, 1998. The

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1999 (UNAUDITED) CONTINUED

acquisition was accomplished by a tax-free exchange of 1,324,733 Class D shares of the Fund at a net asset value of $11.82 per share for 1,295,148 shares of Retirement Global Equity. The net assets of the Fund and Retirement Global Equity immediately before the acquisition were $3,344,782,577 and $15,658,117, respectively, including unrealized appreciation of $1,416,232 for Retirement Global Equity. Immediately after the acquisition, the combined net assets of the Fund amounted to $3,360,440,694.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                      FOR THE PERIOD
                                                                   FOR THE SIX        FOR THE YEAR    JULY 28, 1997*
                                                                  MONTHS ENDED           ENDED           THROUGH
                                                               SEPTEMBER 30, 1999    MARCH 31, 1999   MARCH 31, 1998
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------
CLASS A SHARES ++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $  13.20            $  14.43         $  14.91
                                                                    --------            --------         --------

Income (loss) from investment operations:
   Net investment income....................................            0.12                0.17             0.09
   Net realized and unrealized gain (loss)..................            0.97               (0.04)            0.62
                                                                    --------            --------         --------

Total income from investment operations.....................            1.09                0.13             0.71
                                                                    --------            --------         --------

Less dividends and distributions from:
   Net investment income....................................           (0.10)              (0.14)           (0.16)
   Net realized gain........................................           (0.49)              (1.22)           (1.03)
                                                                    --------            --------         --------

Total dividends and distributions...........................           (0.59)              (1.36)           (1.19)
                                                                    --------            --------         --------

Net asset value, end of period..............................        $  13.70            $  13.20         $  14.43
                                                                    ========            ========         ========

TOTAL RETURN+...............................................            8.13%(1)            1.10%            5.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................            1.14%(2)(3)         1.12%(3)         1.17%(2)

Net investment income.......................................            1.75%(2)(3)         1.39%(3)         1.02%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $44,333             $35,673          $13,027

Portfolio turnover rate.....................................              23%                 47%              51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                          FOR THE SIX                    FOR THE YEAR ENDED MARCH 31
                                                          MONTHS ENDED       ----------------------------------------------------
                                                      SEPTEMBER 30, 1999++    1999++    1998*++      1997       1996       1995
                                                          (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period...............         $ 13.19          $ 14.44    $ 13.30    $ 12.86    $ 11.41    $ 10.81
                                                            -------          -------    -------    -------    -------    -------

Income (loss) from investment operations:
   Net investment income...........................            0.08             0.10       0.11       0.12       0.13       0.14
   Net realized and unrealized gain (loss).........            0.97            (0.06)      2.79       1.44       1.96       0.88
                                                            -------          -------    -------    -------    -------    -------

Total income from investment operations............            1.05             0.04       2.90       1.56       2.09       1.02
                                                            -------          -------    -------    -------    -------    -------

Less dividends and distributions from:
   Net investment income...........................           (0.07)           (0.07)     (0.12)     (0.13)     (0.15)     (0.14)
   Net realized gain...............................           (0.49)           (1.22)     (1.64)     (0.99)     (0.49)     (0.28)
                                                            -------          -------    -------    -------    -------    -------

Total dividends and distributions..................           (0.56)           (1.29)     (1.76)     (1.12)     (0.64)     (0.42)
                                                            -------          -------    -------    -------    -------    -------

Net asset value, end of period.....................         $ 13.68          $ 13.19    $ 14.44    $ 13.30    $ 12.86    $ 11.41
                                                            =======          =======    =======    =======    =======    =======

TOTAL RETURN+......................................            7.86%(1)         0.42%     23.41%     12.58%     18.77%      9.60%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................            1.75%(2)(3)      1.78%(3)    1.71%     1.75%      1.85%      1.97%

Net investment income..............................            1.14%(2)(3)      0.74%(3)    0.80%     0.93%      1.05%      1.22%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.............         $ 3,375          $ 3,343    $ 3,812    $ 3,038    $ 2,434    $ 1,854

Portfolio turnover rate............................              23%              47%        51%        40%        40%        32%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                             FOR THE PERIOD
                                                                           FOR THE SIX       FOR THE YEAR    JULY 28, 1997*
                                                                           MONTHS ENDED          ENDED           THROUGH
                                                                        SEPTEMBER 30, 1999  MARCH 31, 1999   MARCH 31, 1998
                                                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................       $  13.17          $  14.42         $  14.91
                                                                             --------          --------         --------

Income (loss) from investment operations:
   Net investment income..............................................           0.07              0.08             0.02
   Net realized and unrealized gain (loss)............................           0.96             (0.05)            0.62
                                                                             --------          --------         --------

Total income from investment operations...............................           1.03              0.03             0.64
                                                                             --------          --------         --------

Less dividends and distributions from:
   Net investment income..............................................          (0.08)            (0.06)           (0.10)
   Net realized gain..................................................          (0.49)            (1.22)           (1.03)
                                                                             --------          --------         --------

Total dividends and distributions.....................................          (0.57)            (1.28)           (1.13)
                                                                             --------          --------         --------

Net asset value, end of period........................................       $  13.63          $  13.17         $  14.42
                                                                             ========          ========         ========

TOTAL RETURN+.........................................................           7.69%(1)          0.37%            5.26%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................           1.90%(2)(3)        1.85%(3)        1.92%(2)

Net investment income.................................................           0.99%(2)(3)        0.66%(3)        0.24%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................        $17,406           $13,664         $  9,711

Portfolio turnover rate...............................................             23%               47%              51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                             FOR THE PERIOD
                                                                           FOR THE SIX       FOR THE YEAR    JULY 28, 1997*
                                                                           MONTHS ENDED          ENDED           THROUGH
                                                                        SEPTEMBER 30, 1999  MARCH 31, 1999   MARCH 31, 1998
                                                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................       $  13.21          $  14.44         $  14.91
                                                                             --------          --------         --------

Income (loss) from investments operations:
   Net investment income..............................................           0.14              0.20             0.11
   Net realized and unrealized gain (loss)............................           0.97             (0.05)            0.62
                                                                             --------          --------         --------

Total income from investment operations...............................           1.11              0.15             0.73
                                                                             --------          --------         --------

Less dividends and distributions from:
   Net investment income..............................................          (0.10)            (0.16)           (0.17)
   Net realized gain..................................................          (0.49)            (1.22)           (1.03)
                                                                             --------          --------         --------

Total dividends and distributions.....................................          (0.59)            (1.38)           (1.20)
                                                                             --------          --------         --------

Net asset value, end of period........................................       $  13.73          $  13.21         $  14.44
                                                                             ========          ========         ========

TOTAL RETURN+.........................................................           8.32%(1)          1.27%            5.97%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................           0.90%(2)(3)        0.90%(3)        0.92%(2)

Net investment income.................................................           1.99%(2)(3)        1.61%(3)        1.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................        $69,364           $63,013          $20,032

Portfolio turnover rate...............................................             23%               47%              51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Paul D. Vance
Vice President
Matthew T. Haynes
Assistant Vice President
Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.



MORGAN STANLEY
DEAN WITTER
GLOBAL DIVIDEND
GROWTH SECURITIES


     [PHOTO]


SEMIANNUAL REPORT
SEPTEMBER 30, 1999